SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Pfizer Savings Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 23,713,262
Total T. Rowe Price Stable Value Fund	1,202,651
Notes receivable from participants	101,255
Total	$ 23,814,517
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rates	3.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest Rates	10.50%	10.50%
Investments at Fair Value
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,857,953
Common/collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	18,660,013
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	566,228
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,761,828
Other Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	57,391
Investment, Identifier [Axis]: ASML Holding NV - NY Reg Shs | New York registry shares
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,033
Investment, Identifier [Axis]: Acadian International Equity Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	476,703
Investment, Identifier [Axis]: Boston Partners Large Cap Value Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	828,386
Investment, Identifier [Axis]: Columbia Trust U.S. Smaller Companies Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	181,776
Investment, Identifier [Axis]: Fidelity Large Cap Growth Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,857,329
Investment, Identifier [Axis]: Genmab A/S - SP ADR | American depositary receipt
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,786
Investment, Identifier [Axis]: Jennison Small-Mid Cap Equity Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	181,232
Investment, Identifier [Axis]: NTGI Collective Government Short-Term | Investment Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	46,488
Investment, Identifier [Axis]: Nuveen Quant Small-Mid Cap Equity Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	181,232
Investment, Identifier [Axis]: Pfizer Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	938,916
Investment, Identifier [Axis]: SEI Diversified Bond Fund - Emerging Markets | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	28,311
Investment, Identifier [Axis]: SEI Diversified Bond Fund - Opportunities Income | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,156
Investment, Identifier [Axis]: SEI Diversified Bond Fund – Core | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	509,605
Investment, Identifier [Axis]: SEI Diversified Bond Fund – High Yield | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,156
Investment, Identifier [Axis]: SSGA Bond Index Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	161,178
Investment, Identifier [Axis]: SSGA International Equity Index Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	267,765
Investment, Identifier [Axis]: SSGA S&P 500 Index Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,924,098
Investment, Identifier [Axis]: SSGA Small-Mid Cap Equity Index Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,158,604
Investment, Identifier [Axis]: Self-Directed Brokerage Account | Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	487,501
Investment, Identifier [Axis]: Separate Account | Abbott Laboratories | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,368
Investment, Identifier [Axis]: Separate Account | Alphabet Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	149,197
Investment, Identifier [Axis]: Separate Account | Amazon.com Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	137,812
Investment, Identifier [Axis]: Separate Account | Apple Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	73,464
Investment, Identifier [Axis]: Separate Account | Applied Materials Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,156
Investment, Identifier [Axis]: Separate Account | Applovin Corp - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	19,160
Investment, Identifier [Axis]: Separate Account | Argenx SE | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,886
Investment, Identifier [Axis]: Separate Account | Astera Labs Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,107
Investment, Identifier [Axis]: Separate Account | Broadcom Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	104,078
Investment, Identifier [Axis]: Separate Account | Broadridge Financial Solutions Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,735
Investment, Identifier [Axis]: Separate Account | CBOE Global Markets Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	17,195
Investment, Identifier [Axis]: Separate Account | Cadence Design Sys Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,991
Investment, Identifier [Axis]: Separate Account | Cava Group Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,149
Investment, Identifier [Axis]: Separate Account | Celsius Holdings Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,560
Investment, Identifier [Axis]: Separate Account | Chipotle Mexican Grill Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	18,060
Investment, Identifier [Axis]: Separate Account | Copart Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,709
Investment, Identifier [Axis]: Separate Account | Costco Wholesale Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	32,026
Investment, Identifier [Axis]: Separate Account | Dexcom Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,701
Investment, Identifier [Axis]: Separate Account | Eli Lilly and Company | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	60,271
Investment, Identifier [Axis]: Separate Account | Ferrari NV | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,336
Investment, Identifier [Axis]: Separate Account | Garmin Ltd. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,848
Investment, Identifier [Axis]: Separate Account | Home Depot Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	26,909
Investment, Identifier [Axis]: Separate Account | Intuit Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,355
Investment, Identifier [Axis]: Separate Account | Intuitive Surgical Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,675
Investment, Identifier [Axis]: Separate Account | Manhattan Associates Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,790
Investment, Identifier [Axis]: Separate Account | McKesson Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	23,653
Investment, Identifier [Axis]: Separate Account | Meta Platforms Inc. - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	97,435
Investment, Identifier [Axis]: Separate Account | Mettler-Toledo International Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,697
Investment, Identifier [Axis]: Separate Account | Microsoft Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	158,106
Investment, Identifier [Axis]: Separate Account | Monster Beverage Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	35,861
Investment, Identifier [Axis]: Separate Account | Motorola Solutions Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,365
Investment, Identifier [Axis]: Separate Account | NTGI Collective Government Short-Term | Investment Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	38,734
Investment, Identifier [Axis]: Separate Account | Netflix Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	53,106
Investment, Identifier [Axis]: Separate Account | Nvidia Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	180,721
Investment, Identifier [Axis]: Separate Account | On Holding AG Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,406
Investment, Identifier [Axis]: Separate Account | Otis Worldwide Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,412
Investment, Identifier [Axis]: Separate Account | Procore Technologies Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,084
Investment, Identifier [Axis]: Separate Account | Progressive Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,771
Investment, Identifier [Axis]: Separate Account | Qualcomm Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,900
Investment, Identifier [Axis]: Separate Account | Reddit Inc. - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,840
Investment, Identifier [Axis]: Separate Account | SAIA Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,928
Investment, Identifier [Axis]: Separate Account | Servicenow Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,900
Investment, Identifier [Axis]: Separate Account | Sherwin-Williams Co. / The | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	17,998
Investment, Identifier [Axis]: Separate Account | Spotify Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,901
Investment, Identifier [Axis]: Separate Account | Stryker Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	23,998
Investment, Identifier [Axis]: Separate Account | TJX Companies Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	22,143
Investment, Identifier [Axis]: Separate Account | Texas Instruments Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	19,185
Investment, Identifier [Axis]: Separate Account | Texas Roadhouse Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,648
Investment, Identifier [Axis]: Separate Account | Toast Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,016
Investment, Identifier [Axis]: Separate Account | Tractor Supply Co. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,061
Investment, Identifier [Axis]: Separate Account | Trex Co Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,642
Investment, Identifier [Axis]: Separate Account | United Rentals Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,049
Investment, Identifier [Axis]: Separate Account | Unitedhealth Group Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,840
Investment, Identifier [Axis]: Separate Account | Veeva Sys Inc. - Class A | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	21,793
Investment, Identifier [Axis]: Separate Account | Verisk Analytics Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	20,037
Investment, Identifier [Axis]: Separate Account | Vertex Pharmaceuticals Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	23,861
Investment, Identifier [Axis]: Separate Account | Visa Inc. - Class A Shares | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	74,673
Investment, Identifier [Axis]: Separate Account | Waters Corp. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 9,258
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | American General Life Insurance Company Contract #GA-IM-266-1658155 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.24%
Total T. Rowe Price Stable Value Fund	$ 106,822
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | Citibank N.A. Contract #TR24-100 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.06%
Total T. Rowe Price Stable Value Fund	$ 95,956
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | JPMorgan Chase Bank, N.A. Contract #ATRPPFIZER 01 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.15%
Total T. Rowe Price Stable Value Fund	$ 116,878
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | Massachusetts Mutual Life Insurance Company Contract #30011 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.03%
Total T. Rowe Price Stable Value Fund	$ 132,189
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | Metropolitan Tower Life Insurance Company Contract #38127 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.20%
Total T. Rowe Price Stable Value Fund	$ 153,042
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | New York Life Insurance and Annuity Corporation Contract #GA-29352 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.05%
Total T. Rowe Price Stable Value Fund	$ 129,613
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | Pacific Life Insurance Company Contract #G-27852.01.001 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.07%
Total T. Rowe Price Stable Value Fund	$ 119,769
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | Royal Bank of Canada Contract #TRPPFIZER01 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.25%
Total T. Rowe Price Stable Value Fund	$ 94,123
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | State Street Bank and Trust Company Contract #96028 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.11%
Total T. Rowe Price Stable Value Fund	$ 111,656
Investment, Identifier [Axis]: T. Rowe Price Stable Value Fund | The Prudential Insurance Company of America Contract #GA-63191 | Synthetic investment contract
EBP, Schedule of Asset Held for Investment [Line Items]
Rate of Interest	3.06%
Total T. Rowe Price Stable Value Fund	$ 142,603
Investment, Identifier [Axis]: Taiwan Semiconductor SP ADR | American depositary receipt
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	39,572
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	369,665
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	615,470
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,641,291
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,425,624
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,737,376
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,101,550
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	729,856
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	538,223
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	328,733
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	61,099
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,746
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust Select | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	365,509
Investment, Identifier [Axis]: Wellington International Equity Fund | Collective trust fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 476,081